Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance	$ 546	$ 456	$ 470
Current portion	58	70
Non-current portion	488	386
Decommissioning and restoration
Disclosure of other provisions [line items]
Balance	501	407	437
Current portion	36	35
Non-current portion	465	372
Other
Disclosure of other provisions [line items]
Balance	45	49	$ 33
Current portion	22	35
Non-current portion	$ 23	$ 14